Putnam Investments
One Post Office Square
Boston, MA 02109
April 4, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam Emerging Markets Income Fund, Putnam Global Dividend Fund, Putnam
Intermediate-Term Municipal Income Fund and Putnam Short-Term Municipal Income Fund (each, a
“Fund” and collectively the “Funds”) — Post-Effective Amendment No. 186 to the Trust’s Registration
Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 186 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 28, 2014.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

Putnam Funds Trust
On behalf of
Putnam Emerging Markets Income Fund
Putnam Global Dividend Fund
Putnam Intermediate-Term Municipal Income Fund
Putnam Short-Term Municipal Income Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James E. Thomas, Esq.